UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLC

Address:   300 NIBCO Parkway
           Suite 301
           Elkhart, IN  46516


Form 13F File Number: 028-06181


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank K. Martin
Title:  Manager
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Frank K. Martin                Elkhart , IN                       5/11/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $       66,740
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ABBOTT LABORATORIES           COM            002824100    5,833   95,166 SH       SOLE                 94,061      0 1,105
AMERIGON INC.                 COM            03070L300    1,916  118,419 SH       SOLE                117,804      0   615
AMGEN INC                     COM            031162100    4,477   65,861 SH       SOLE                 65,531      0   330
BERKSHIRE HATHAWAY - B        COM            084670702    5,890   72,579 SH       SOLE                 72,204      0   375
COLFAX CORP                   COM            194014106    1,039   29,491 SH       SOLE                 29,331      0   160
EMMIS COMM.CL A               COM            291525103      152  184,870 SH       SOLE                184,870      0     0
GILDAN ACTIVEWEAR INC         COM            375916103    4,376  158,848 SH       SOLE                157,998      0   850
HEWLETT PACKARD CO.           COM            428236103    2,692  112,978 SH       SOLE                111,598      0 1,380
LOWE'S COS, INC.              COM            548661107    9,220  293,803 SH       SOLE                292,353      0 1,450
PROGRESSIVE CORP.             COM            743315103    3,129  134,985 SH       SOLE                134,210      0   775
STRYKER CORPORATION           COM            863667101    5,977  107,733 SH       SOLE                107,123      0   610
THE TRAVELERS COMPANIES, INC. COM            89417E109    3,601   60,828 SH       SOLE                 60,503      0   325
WAL MART STORES               COM            931142103    4,187   68,417 SH       SOLE                 68,067      0   350
WALGREEN CO.                  COM            931422109    5,500  164,243 SH       SOLE                163,343      0   900
WASHINGTON POST (CL B)        COM            939640108    3,487    9,333 SH       SOLE                  9,284      0    49
YAHOO! INC.                   COM            984332106    4,758  312,627 SH       SOLE                311,002      0  1625
YAHOO! INC.                   COM            984332106      507   32,600     CALL                           0      0     0


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